ACCOUNTING PRINCIPLES AND POLICIES - Schedule of right-of-use assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 19,943	$ 9,427	[1]	$ 6,704	[1]
Lease liabilities	20,875	10,192		7,075
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	18,703	7,771		6,101
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,240	$ 1,656		$ 603

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.